                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE



Report for the Calendar Year or Quarter Ended: September 30, 2003

Check here if Amendment: |_|; Amendment Number: ____

This Amendment (Check only one): |_| is a restatement.
                                 |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     PAR Investment Partners LP

Address:  One International Place, Suite 2401 Boston, MA 02110



Form 13F File Number: 28-_____________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:
Title:
Phone:


Signature, Place, and Date of Signing:

Frederick S. Downs, Jr.           Boston, MA                       11/14/03
-----------------------     ---------------------------      -------------------
    [Signature]                  [City, State]                   [Date]


Report Type (Check one only):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number               Name

28-___________________________     _______________________________________
[Repeat as necessary.]

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:      None

Form 13F Information Table Entry Total: 109

Form 13F Information Table Value Total: $1,142,027
                                        ----------
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.       Form 13F File Number          Name

_______   ___________________________   ________________________________

[Repeat as necessary.]

                           FORM 13F INFORMATION TABLE




As of September 30, 2003                           Name of Reporting manager: PAR CAPITAL MANAGEMENT, INC.
-----------------------------------------------------------------------------------------------------------------------------------

     COLUMN 1            COLUMN 2      COLUMN 3   COLUMN 4          COLUMN 5        COLUMN 6   COLUMN 7          COLUMN 8
------------------    --------------   --------   --------    ------------------   ----------  --------    --------------------
                                                    VALUE     SHRS OR  SH/  PUT/   INVESTMENT   OTHER        VOTING AUTHORITY
  NAME OF ISSUER      TITLE OF CLASS    CUSIP     (x$1000)    PRN AMT  PRN  CALL   DISCRETION  MANAGERS    SOLE   SHARED   NONE
------------------    --------------   --------   --------    -------  ---  ----   ----------  --------    ----   ------   ----
AmDocs Limited             Common      G02602103      940       50000   SHR            X                   50000
ADC
  Telecommunications       Common      000886101      233      100000   SHR            X                  100000
Aeropostale Inc.           Common      007865108    12197      450900   SHR            X                  450900
AirTran Holdings           Common      00949P108    18596     1110200   SHR            X                 1110200
Alaska Air Group Inc.      Common      011659109     9876      355000   SHR            X                  355000
AMR Corp                   Common      001765106   169460    14800000   SHR            X                14800000
Amercia West
  Holding
  Corporation          Class B Common  023657208    43785     4500000   SHR            X                 4500000
American Tower
  System Corp          Class A Common  029912201    15225     1500000   SHR            X                 1500000
Ameristar Casinos
  Inc.                     Common      03070Q101    30692     1226200   SHR            X                 1226200
Ameritrade Holding
  Corp                     Common      03074K100     4046      353700   SHR            X                  353700
Ansoft Corp                Common      036384105      281       27460   SHR            X                   27460
Argosy Gaming
  Corporation              Common      040228108    35014     1435000   SHR            X                 1435000
ATA Holdings Corp          Common      03234G106     1750      250000   SHR            X                  250000
Atlantic Coast
  Airlines Inc.            Common      048396105     3468      407500   SHR            X                  407500
BAM! Entertainment
  Inc.                     Common      059361105     1698     1489810   SHR            X                 1489810
Barnes & Noble             Common      067774109     2544      100100   SHR            X                  100100
Boyd Gaming
  Corporation              Common      103304101      636       41700   SHR            X                   41700
CBRL Group Inc             Common      12489V106     4374      123000   SHR            X                  123000
CKE Restaurants            Common      12561E105     9349     1449500   SHR            X                 1449500
Cabot
  Microelectronics
  Corp                     Common      12709P103    11126      200000   SHR            X                  200000
Catalina Marketing
  Corporation              Common      148867104     6836      450000   SHR            X                  450000
Charter
  Communications
  Inc.                 Class A Common  16117M107     8446     2050000   SHR            X                 2050000
Chippac Inc.           Class A Common  169657103      118       20000   SHR            X                   20000
Cintas Corp                Common      172908105    13322      359967   SHR            X                  359967
Constar
  International
  Inc.                     Common      21036U107      519       91000   SHR            X                   91000
Convergys
  Corporation              Common      212485106      532       29000   SHR            X                   29000
Corvis Corp                Common      221009103       45       35000   SHR            X                   35000
D&K Healthcare
  Resources Inc.           Common      232861104    18630     1325000   SHR            X                 1325000
Delta Air Lines
  Inc.                     Common      247361108    11505      865000   SHR            X                  865000
Earthlink Network
  Inc.                     Common      270321102      494       60000   SHR            X                   60000



As of September 30, 2003                           Name of Reporting manager: PAR CAPITAL MANAGEMENT, INC.
-----------------------------------------------------------------------------------------------------------------------------------

     COLUMN 1            COLUMN 2      COLUMN 3   COLUMN 4          COLUMN 5        COLUMN 6     COLUMN 7          COLUMN 8
------------------    --------------   --------   --------    ------------------   ----------    --------    --------------------
                                                    VALUE     SHRS OR  SH/  PUT/   INVESTMENT     OTHER        VOTING AUTHORITY
  NAME OF ISSUER      TITLE OF CLASS    CUSIP     (x$1000)    PRN AMT  PRN  CALL   DISCRETION    MANAGERS    SOLE   SHARED   NONE
------------------    --------------   --------   --------    -------  ---  ----   ----------    --------    ----   ------   ----
Edgar Online Inc.          Common      279765101      1319     799630   SHR            X                     799630
Echostar
  Communications       Class A Common  278762109     35437     925000   SHR            X                     925000
Employee Solutions         Common      292166105                70000   SHR            X                      70000
Equity Marketing
  Inc.                     Common      294724109       770      51000   SHR            X                      51000
Espeed Inc.                Common      296643109      2134      94400   SHR            X                      94400
FleetBoston
  Financial
  Corporation              Common      339030108       844      28000   SHR            X                      28000
Frontier Airlines
  Inc.                     Common      359065109      4110     250000   SHR            X                     250000
Global Technovations
  Inc.                     Common      37939M109               340500   SHR            X                     340500
HPSC Inc.                  Common      404264103       342      37600   SHR            X                      37600
Hollywood
  Entertainment
  Corporation              Common      436141105     17000    1000000   SHR            X                    1000000
Hudson Highland
  Group Inc.               Common      443792106       555      28830   SHR            X                      28830
Huffy Corp                 Common      444356109       505      82800   SHR            X                      82800
ICN Pharmaceuticals
  Inc.                     Common      448924100     11542     672600   SHR            X                     672600
Imagyn Medical
  Technologies Inc.        Common      45244E100         2      78333   SHR            X                      78333
Interland Inc.             Common      458727104     15380    2000000   SHR            X                    2000000
JP Morgan Chase & Co.      Common      46625H100      1030      30000   SHR            X                      30000
Kforce.Comm Inc.           Common      493732101       487      62500   SHR            X                      62500
King Pharmaceuticals
  Inc.                     Common      495582108      5303     350000   SHR            X                     350000
LTWC Corporation           Common      522002104                15428   SHR            X                      15428
Liberate
  Technologies             Common      530129105       153      45000   SHR            X                      45000
Lodgenet
  Entertainment
  Corporation              Common      540211109     28288    1825000   SHR            X                    1825000
MTR Gaming Group Inc.      Common      553769100     11386    1313300   SHR            X                    1313300
Magna
  Entertainment
  Corporation          Class A Common  559211107      2058     500797   SHR            X                     500797
Marinemax Inc.             Common      567908108     11105     765300   SHR            X                     765300
Mesaba Holdings Inc.       Common      59066B102     10896    1600000   SHR            X                    1600000
McData Corp            Class B Common  580031102       118      10000   SHR            X                      10000
Mediacom
  Communications
  Corp                 Class A Common  58446K105      2228     332000   SHR            X                     332000
Monolithic System
  Technology Inc.          Common      609842109       842     100000   SHR            X                     100000
Monster Worldwide Inc.     Common      611742107      5281     209400   SHR            X                     209400
Multimedia Games Inc.      Common      749938106     20798     571523   SHR            X                     571523



As of September 30, 2003                           Name of Reporting manager: PAR CAPITAL MANAGEMENT, INC.
-----------------------------------------------------------------------------------------------------------------------------------

     COLUMN 1            COLUMN 2      COLUMN 3   COLUMN 4          COLUMN 5        COLUMN 6     COLUMN 7          COLUMN 8
------------------    --------------   --------   --------    ------------------   ----------    --------    --------------------
                                                    VALUE     SHRS OR  SH/  PUT/   INVESTMENT     OTHER        VOTING AUTHORITY
  NAME OF ISSUER      TITLE OF CLASS    CUSIP     (x$1000)    PRN AMT  PRN  CALL   DISCRETION    MANAGERS    SOLE   SHARED   NONE
------------------    --------------   --------   --------    -------  ---  ----   ----------    --------    ----   ------   ----
Navigant
  International
  Inc.                     Common      63935R108   17968      1282500   SHR            X                     1282500
Netflix Inc.               Common      64110L106    1826        54400   SHR            X                       54400
Netflix Inc.               Common      64110L106   33896      1010000   PUT            X                     1010000
Nintendo Co.
  LTD                      Common      654445303    1873       175000   SHR            X                      175000
Ohio Art Co                Common      677143109     415        40500   SHR            X                       40500
On Command
  Corporation              Common      682160106    3844      2044865   SHR            X                     2044865
Open TV Corporation        Common      G67543101     224        67500   SHR            X                       67500
Pacific Health
  Systems Inc              Common      695112102   97654      2001100   SHR            X                     2001100
Packaging Dynamics
  Corporation              Common      695160101     305        35100   SHR            X                       35100
Peets Coffee
  & Tea Inc.               Common      705560100    1967       100000   SHR            X                      100000
Pegasus
  Communications
  Corporation          Class A Common  705904100    8313       557924   SHR            X                      557924
Pegasus
  Solutions Inc.           Common      705906105    8159       590770   SHR            X                      590770
Penn National
  Gaming Inc.              Common      707569109   24301      1139800   SHR            X                     1139800
Pharmacyclics Inc.         Common      716933106     121        25000   SHR            X                       25000
Phoenix Group
  Corporation              Common      719072100       2        91500   SHR            X                       91500
Physician Computer
  Network                  Common      71940K109               251000   SHR            X                      251000
Pixar                      Common      725811103    1696        25450   SHR            X                       25450
Playboy Enterprises
  Inc. Holdings        Class B Common  728117300     869        59700   SHR            X                       59700
Prudential
  Financial Inc.           Common      744320102    1125        30100   SHR            X                       30100
Puradyn Filter
  Technologies Inc.        Common      746091107    1067       520300   SHR            X                      520300
Qiagen NV                  Common      N72482107    2929       276050   SHR            X                      276050
QLT Inc.                   Common      746927102    3375       211100   SHR            X                      211100
RCM Technologies           Common      749360400     355        73371   SHR            X                       73371
Resortquest
  International Inc.       Common      761183102   17698      2681543   SHR            X                     2681543
S1 Corporation             Common      78463B101     420        83200   SHR            X                       83200
Sabre Holdings
  Corporation          Class A Common  785905100   29549      1375000   SHR            X                     1375000
Sapient Corporation        Common      803062108    1352       376618   SHR            X                      376618
Sega Enterprises LTD       Common      815793104     563       229800   SHR            X                      229800
Solectron Corporation      Common      834182107     190        32400   SHR            X                       32400
Soundview Technology
  Group Inc.               Common      83611Q109     532        55000   SHR            X                       55000



As of September 30, 2003                           Name of Reporting manager: PAR CAPITAL MANAGEMENT, INC.
-----------------------------------------------------------------------------------------------------------------------------------

     COLUMN 1            COLUMN 2      COLUMN 3   COLUMN 4          COLUMN 5        COLUMN 6     COLUMN 7          COLUMN 8
------------------    --------------   --------   --------    ------------------   ----------    --------    --------------------
                                                    VALUE     SHRS OR  SH/  PUT/   INVESTMENT     OTHER        VOTING AUTHORITY
  NAME OF ISSUER      TITLE OF CLASS    CUSIP     (x$1000)    PRN AMT  PRN  CALL   DISCRETION    MANAGERS    SOLE   SHARED   NONE
------------------    --------------   --------   --------    -------  ---  ----   ----------    --------    ----   ------   ----
Sovereign Bancorp
  Inc.                    Common      845905108       557      30000   SHR            X                         30000
Station Casinos Inc.      Common      857689103     98039    3203900   SHR            X                       3203900
Synplicity Inc.           Common      87160Y108       149      25200   SHR            X                         25200
Tenet Healthcare
  Corporation             Common      88033G100     28948    1999200   SHR            X                       1999200
TOPPS Co Inc.             Common      890786106       536      55000   SHR            X                         55000
Toys R Us Inc.            Common      892335100       602      50000   SHR            X                         50000
Triad Hospital Inc.       Common      89579K109     36942    1220000   SHR            X                       1220000
Trover Solutions Inc.     Common      897249108      9561    1354600   SHR            X                       1354600
Tweeter Home
  Entertainment
  Group Inc.              Common      901167106      3072     400000   SHR            X                        400000
United Auto Group,
  Inc.                    Common      909440109     14426     627200   SHR            X                        627200
US Oncology Inc.          Common      90338W103     20727    2835400   SHR            X                       2835400
United Therapeutics
  Corporation             Common      91338W108      1242      55000   SHR            X                         55000
Universal Health
  Services, Inc.      Class B Common  913903100     22846     462000   SHR            X                        462000
Vivendi Universal
  Sponsored ADR           Common      92851S204       478      26917   SHR            X                         26917
VNU N V                   Common      92856P108       604      20668   SHR            X                         20668
WMS Industries            Common      929297109      3678     162300   SHR            X                        162300
Worldwide
  Restaurant
  Concepts Inc.           Common      98160A107       280      75000   SHR            X                         75000
XM Satellite Radio
  Holdings Inc.       Class A Common  983759101     10534     679600   SHR            X                        679600
Zixit Corporation         Common      989748100       574      70900   SHR            X                         70900
                                                  --------
 Total Long Equities                              1142027
                                                  --------

